Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies
Commitments and Contingencies

Note 10:    Commitments and Contingencies

The Company leases office facilities and certain equipment necessary to maintain its information technology infrastructure. Rent expense, net of sublease income, under its operating lease agreements was $1.9 million and $1.8 million for the nine months ended September 30, 2021 and 2020, respectively.

The Company also leases automobiles under capital leases expiring at various dates through 2021. Management assesses these leases as they come due as to whether it should purchase, enter into new capital leases, or enter into operating leases.

Assets held under capital leases are included in Property and equipment, net on the unaudited Condensed Consolidated Balance Sheets and include the following:

	September 30,	December 31,
Dollars in thousands	2021	2020
Gross property and equipment	$10,436	$10,677
Accumulated depreciation	(6,981)	(5,204)
Net property and equipment	$3,455	$5,473

Content License Agreements

The Company licenses minimum quantities of theatrical and direct-to-video titles under licensing agreements with certain movie content providers. Changes in the Company’s agreements with content providers since December 31, 2020 are as follows:

●	On January 15, 2021, the Company entered into a two-year license agreement with Sony Pictures Home Entertainment effective January 1, 2021. The agreement replaces the licensing agreement the Company had in place with Sony that expired on December 31, 2020.

Total estimated movie content commitments under the terms of the Company’s content license agreements in effect as of September 30, 2021 is presented in the following table:

Dollars in thousands	Total	2021	2022
Minimum estimated movie content commitments	$28,714	$7,979	$20,735

Legal Matters

The Company is involved from time to time in legal proceedings incidental to the conduct of its business. The Company does not believe that any liability that may result from these proceedings will have a material adverse effect on its consolidated financial statements.

Note 11:   Commitments and Contingencies

The Company leases office facilities and certain equipment necessary to maintain its information technology infrastructure. Rent expense, net of sublease income, under the Company’s operating lease agreements was $2.5 million, $2.6 million and $2.4 million for the years ended December 31, 2020, 2019 and 2018, respectively.

The Company also leases automobiles under capital leases expiring at various dates through 2021. The Company assesses these leases as they come due as to whether it should purchase, enter into new capital leases, or enter into operating leases.

Assets held under capital leases are included in Property and equipment, net on the Consolidated Balance Sheets and include the following:

Dollars in thousands	December 31, 2020	December 31, 2019
Gross property and equipment	$10,677	$11,813
Accumulated depreciation	(5,204)	(3,529)
Net property and equipment	$5,473	$8,284

As of December 31, 2020, the Company’s future minimum lease payments under contractual lease obligations are as follows:

Dollars in thousands	Capital Leases	Operating Leases(1)
2021	$2,836	$2,591
2022	1,895	1,994
2023	470	1,614
2024	27	923
2025 & Thereafter	—	546
Total minimum lease commitments	$5,228	$7,668
Less: Current portion of capital lease obligations	(2,836)
Long-term portion of capital lease obligations	$2,392
(1)	Includes all operating leases having an initial or remaining non-cancelable lease term in excess of one year.

Content License Agreements

The Company licenses minimum quantities of theatrical and direct-to-video titles under licensing agreements with certain movie content providers.

●	As of December 31, 2020, there have been no changes in the Company’s agreements with content providers since December 31, 2019. For further information, see Note 15, Subsequent Events.

Total estimated movie content commitments under the terms of the Company’s content license agreements in effect as of December 31, 2020 is presented in the following table:

Dollars in thousands	Total	2021	2022
Minimum estimated movie content commitments	$59,788	$38,319	$21,469

As of December 31, 2020, the Company’s content license agreements are available for rental on the same day and date as the retail release for all major studios.

Legal Matters

From time to time the Company is involved in legal proceedings incidental to the conduct of its business. The Company does not believe that any liability that may result from these proceedings will have a material adverse effect on its consolidated financial statements. During 2020, the Company received $7.0 million in connection with a class action settlement specific to credit card fees, which were included in Direct Operating expenses in the Consolidated Statements of Operations.